Note 8 - Subsequent Events	6 Months Ended
Jan. 31, 2016
Notes
Note 8 - Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

On March 8, 2016, options for 2,000,000 common shares were granted to four management team members (8,000,000 in total). The exercise price of each option shall be determined by the Board of Directors of the Company. For each individual 800,000 options vested on the date granted and 200,000 options vest annually for six years.